PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2021	2020
Leasehold improvements	$33,196	$44,777
Construction in progress	580,816	-
Air conditioning equipment	22,106	21,496
Office equipment	30,675	22,241
Total property and equipment	666,793	88,514
Less accumulated depreciation and amortization	(22,921)	(9,361)
Property and equipment, net	$643,872	$79,153

 For the years ended December 31, 2021 and 2020, depreciation and amortization of property and equipment was $13,222 and $8,966 respectively.